ORDINARY SHARES	12 Months Ended
Sep. 30, 2020
ORDINARY SHARES
NOTE 7. ORDINARY SHARES

The Company is authorized to issue up to 250,000,000 ordinary shares with a stated par value of $0.0001 per share.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On December 19, 2019, the Company issued 102,642 restricted shares to an arm’s length investor at $0.10 per share pursuant to a private placement agreement.

On April 13, 2020, the Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company at $0.05 per share pursuant to a private placement agreement.

On August 27, 2020 and September 16, 2020, the Company issued a total of 1,078,445 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to three private placement agreements.

During the year ended September 30, 2019, the Company did not issue any shares.

During the year ended September 30, 2018, the Company issued a total of 1,200,000 shares at a price of $0.12 to $ 0.13 per share to four investors of which 600,000 shares were issued to Winfield, Yongbiao Ding, the Chief Financial Officer (“CFO”) of the Company for net proceeds of $72,000.

On January 10, 2018, the Company issued 122,337 shares at a price of $0.12 per share to a consultant for consulting service fee of $14,680.

On September 30, 2018, the Company issued a total of 13,697,852 shares at a price of $0.30 per share for debt conversion of which:

(i)	2,869,764 shares were issued to Michael Lee, the Chief Executive Officer (“CEO”) of the Company in exchange for the cancellation of $860,929 in debt owed by the Company;

(ii)	534,578 shares were issued to Ford Moore, a director of the Company, in exchange for the cancellation of $160,373 in debt owed by the Company;

(iii)	380,130 shares were issued to David Milroy, a director of the Company, in exchange for the cancellation of $114,039 in debt owed by the Company;

(iv)	113,723 shares were issued to Ruby Hui, a shareholder of the Company, in exchange for the cancellation of $34,117 in debt owed by the Company;

(v)	66,992 shares were issued to an arm’s length investor in exchange for the cancellation of $20,098 in debt owed by the Company;

(vi)	1,560,823 shares were issued to an employee in exchange for the cancellation of $468,247 in debt owed by the Company;

(vii)	66,020 shares were issued to Vago International Limited, over 10% shareholder of the Company, in exchange for the cancellation of $19,806 in debt owed by the Company;

(viii)	715,113 shares were issued to an affiliate of the Company in exchange for the cancellation of $214,534 in debt owed by the Company;

(ix)	7,390,709 shares were issued to an investor of the Company in exchange for the cancellation of $2,217,212 in debt owed by the Company.

As of September 30, 2020 and 2019, there were 107,005,276 and 104,524,189 shares issued and outstanding respectively.